Trade and other receivables (Details 2)	Dec. 31, 2021
Not overdue
Disclosure of provision matrix [line items]
ECL rate	5.00%
31-60 days
Disclosure of provision matrix [line items]
ECL rate	5.00%
61-90 days
Disclosure of provision matrix [line items]
ECL rate	15.00%
91-180 days
Disclosure of provision matrix [line items]
ECL rate	30.00%
181-365 days
Disclosure of provision matrix [line items]
ECL rate	70.00%
over 365 days
Disclosure of provision matrix [line items]
ECL rate	100.00%